EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE
5.	EARNINGS PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing Net Income available to common stockholders by the weighted average number of shares of common stock outstanding for the period.

Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

5.	EARNINGS PER SHARE (continued)

The following table shows the computation of basic and diluted earnings per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net Income (Loss)	$51,753	$(6,040)	$64,169	$1,211

Denominator:
Weighted Average Common Shares Outstanding—Basic	57,156,159	46,805,950	52,850,041	46,805,950
Dilutive effect of Stock Options and Warrants (1)	4,826,282	—	4,553,552	1,437,196
Weighted Average Common Shares Outstanding—Diluted	61,982,441	46,805,950	57,403,593	48,243,146

Basic earnings (loss) per share	$0.91	$(0.13)	$1.21	$0.03
Diluted earnings (loss) per share	$0.83	$(0.13)	$1.12	$0.02
(1)	There were 3,547,524 and 3,636,773 performance-based stock options outstanding at June 30, 2021 and 2020, respectively. As a result of the Company’s initial public offering, 75% of these options are expected to meet the performance conditions and are included in dilutive options at June 30, 2021. At June 30, 2020, these options were excluded from the calculation of diluted EPS since the performance conditions were not considered likely to be met.

Prior to their exercise on January 31, 2020, all 40,005,885 warrants held by the Apollo Stockholder were included in basic and diluted weighted average shares outstanding as they were equity classified, had an exercise price of approximately $0.0005, and all necessary conditions for issuance were met.

Warrants held by Amazon are included in dilutive weighted average shares outstanding as of the date the warrants vest. The unvested warrants held by Amazon have not been included in dilutive shares as their performance condition had not been satisfied.

6. EARNINGS PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing Net Income available to common stockholders by the weighted average number of common shares outstanding for the period.

Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share:

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Numerator:
Net income / (Loss)	$(3,904)	$46,072	$(367)	$25,910
Denominator:
Weighted Average Common Shares Outstanding—Basic	46,806,042	46,773,038	46,700,990	100,000,000
Dilutive effects of Warrants	—	—	—	—
Dilutive effect of Stock Options and Warrants(1)	—	1,136,375	—	—
Weighted Average Common Shares Outstanding—Diluted	46,806,042	47,909,413	46,700,990	100,000,000
Basic earnings / (loss) per share	$(0.08)	$0.99	$(0.01)	$0.26
Diluted earnings / (loss) per share	$(0.08)	$0.96	$(0.01)	$0.26
(1)	There were 3,577,252, 3,502,925 and 3,583,923 performance-based stock options outstanding as of December 31, 2020, 2019 and 2018, respectively, that were excluded from the calculation of diluted EPS. Additionally, in loss periods, the inclusion of unvested options would have an anti-dilutive effect.

Prior to their exercise on January 31, 2020, all 40,005,885 warrants held by Apollo were included in basic and diluted weighted average shares outstanding as they were equity classified, had an exercise price of approximately $0.0005, and all necessary conditions for issuance were met.

Warrants held by Amazon are included in diluted weighted average shares outstanding as of the date the warrants vested. The unvested warrants held by Amazon have not been included in diluted shares as their performance condition had not yet been satisfied.